Commodities Derivatives - Schedule of Weighted-Average Price of Open Commodity Swap Contracts (Details) - Commodity Contract [Member]	3 Months Ended		12 Months Ended
	Dec. 31, 2026 $ / item l	Sep. 30, 2026 $ / item l	Dec. 31, 2027 $ / item l	Dec. 31, 2025 $ / item l
Schedule of Derivative Information [Line Items]
Volume (Bbls/month) | l				2,000
Weighted Average price ($/Bbl) | $ / item				62.5
Forecast [Member]
Schedule of Derivative Information [Line Items]
Volume (Bbls/month) | l	15,000	15,000	15,000
Weighted Average price ($/Bbl) | $ / item	61.53	61.9	63.87